Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document And Entity Information
Document Type	F-1
Entity Registrant Name	MDJM LTD
Entity Emerging Growth Company	false
Entity Central Index Key	0001741534
Amendment Flag	false